Financial Instruments and Risk Management - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) Customer	Dec. 31, 2022 USD ($) Customer	Dec. 31, 2021 USD ($)
Derivative [Line Items]
Maximum percentage for research and development and corporate costs of the total forecasted transactions	80.00%
Maximum percentage for manufacturing costs of forecasted transactions	70.00%
Maximum percentage for designated hedged item of forecasted transactions	100.00%
Hedge exposure to the variability of cash flows for forecasted transactions	24 months
Deferred gains on derivative instrument, net of tax	$ 55
Period of accumulated other comprehensive income (loss)	12 months
Total asset derivatives	$ 60	$ 69
Fair value of liabilities	$ 4	$ 39
Maximum outstanding amount per instrument with each bank , as percentage of total	20.00%
Number of customer represented more than 10% of trade accounts receivable | Customer	0	0
Contingent consideration, liability	$ 20	$ 31
Fair value measurement with unobservable inputs reconciliation non-recurring basis asset liability value	0	0
Impairment charge on investments	0	0	$ 0
Cost of sales
Derivative [Line Items]
Realized gain (loss) on reduction in operating expenses	$ (102)	(59)
Research and development expenses
Derivative [Line Items]
Fair value unobservable input reconciliation in statement of income	Research and Development Expense
Foreign exchange contract | Gains (Losses) on Cash Flow Hedges | Reclassification out of accumulated other comprehensive income | Cost of sales
Derivative [Line Items]
Realized gain (loss) on reduction in operating expenses	$ 1	(129)	15
Foreign exchange contract | Gains (Losses) on Cash Flow Hedges | Reclassification out of accumulated other comprehensive income | Operating expense
Derivative [Line Items]
Realized gain (loss) on reduction in operating expenses	4	$ (68)	4
Currency collars | Option One
Derivative [Line Items]
Fair value of net assets (liabilities)	7
Total asset derivatives	8
Fair value of liabilities	1
Forward contracts
Derivative [Line Items]
Total asset derivatives	53
Fair value of liabilities	$ 4
Minimum
Derivative [Line Items]
Major customer percentage of trade accounts receivable	10.00%	10.00%
Not designated as hedging instrument
Derivative [Line Items]
Notional amount of derivative Instruments	$ 974	$ 931	505
Foreign currency forward contracts maturity term	47 days
Total asset derivatives	$ 5	9
Fair value of liabilities	2	3
Not designated as hedging instrument | Forward contracts | Other payables and accrued liabilities
Derivative [Line Items]
Fair value of liabilities	$ 2	3
Not designated as hedging instrument | Minimum
Derivative [Line Items]
Foreign currency forward contracts remaining terms	3 days
Not designated as hedging instrument | Maximum
Derivative [Line Items]
Foreign currency forward contracts remaining terms	166 days
Designated as hedging instrument
Derivative [Line Items]
Notional amount of derivative Instruments	$ 2,681	3,192	$ 2,165
Foreign currency forward contracts maturity term	113 days
Total asset derivatives	$ 55	60
Fair value of liabilities	2	36
Designated as hedging instrument | Currency collars | Other payables and accrued liabilities
Derivative [Line Items]
Fair value of liabilities	0	9
Designated as hedging instrument | Currency collars | Other non-current liabilities
Derivative [Line Items]
Fair value of liabilities	0	1
Designated as hedging instrument | Forward contracts | Other payables and accrued liabilities
Derivative [Line Items]
Fair value of liabilities	2	23
Designated as hedging instrument | Forward contracts | Other non-current liabilities
Derivative [Line Items]
Fair value of liabilities	$ 0	$ 3
Designated as hedging instrument | Minimum
Derivative [Line Items]
Foreign currency forward contracts remaining terms	4 days
Designated as hedging instrument | Maximum
Derivative [Line Items]
Foreign currency forward contracts remaining terms	13 months